Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

16	Assets pledged, collateral received and assets transferred
Assets pledged[1]

Financial assets pledged as collateral
	2023	2022
	£m	£m
Treasury bills and other eligible securities	1,252	1,649
Loans and advances to banks	3,800	3,300
Loans and advances to customers	3,861	4,996
Debt securities	21,060	17,407
Equity securities	27,610	25,408
Cash collateral	39,266	45,034
Other	228	330
Assets pledged at 31 Dec	97,077	98,124

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2023	2022
	£m	£m
Trading assets	44,072	38,896
Financial investments	2,606	3,588
At 31 Dec	46,678	42,484
Assets pledged as collateral includes all assets categorised as encumbered in the disclosure except for assets held for sale.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued, plus mandatory over-collateralisation, is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. The group places both cash and non-cash collateral in relation to derivative transactions.
Collateral received[1]
The fair value of assets accepted as collateral, relating primarily to standard securities lending, reverse repurchase agreements and derivative margining, that the group is permitted to sell or repledge in the absence of default was £224,836m (2022: £180,233m).The fair value of any such collateral sold or repledged was £175,100m (2022: £136,777m).
The group is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred[1]
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full and a related liability, reflecting the group’s obligation to repurchase the assets for a fixed price at a future date is also recognised on the balance sheet.
Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The group is unable to use, sell or pledge the transferred assets for the duration of these transactions, and remains exposed to interest rate risk and credit risk on these pledged assets. The counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	£m	£m
At 31 Dec 2023
Repurchase agreements	16,215	16,114
Securities lending agreements	30,463	3,707

At 31 Dec 2022
Repurchase agreements	13,349	13,371
Securities lending agreements	29,171	3,442
1 The group excludes assets classified as held for sale.